Operating Segment Information - Summary of Information by Segment with Prior Period Segment Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue, Major Customer [Line Items]
Revenues	$ 130,914	$ 175,171	$ 179,815
Unallocated other income	22,942	18,063	16,149
Profit before tax	157,697	173,871	171,239
Depreciation			6
Depreciation and amortization	2,623	738
Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenues	130,914	175,171	179,815
Segment results	105,865	165,970	177,988
Corporate, Non-Segment [Member]
Revenue, Major Customer [Line Items]
Unallocated other income	22,942	18,063	16,149
Unallocated other gain	68,797	19,598
Unallocated finance costs	(8,199)	(859)	(1,650)
Corporate and other unallocated expenses	(31,708)	(30,605)	(21,248)
Unallocated net changes in fair value on derivative financial liability		1,704
from contract with customers [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenues	38,244	105,365	87,535
others [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenues	92,670	69,806	92,280
Capital Market Solutions [Member]
Revenue, Major Customer [Line Items]
Revenues		74,305	87,535
Capital Market Solutions [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenues	0	74,305	87,535
Segment results	(1,276)	72,140	85,708
Capital Market Solutions [Member] | from contract with customers [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenues	0	74,305	87,535
Capital Market Solutions [Member] | others [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenues	0	0	0
Digital Solutions And Other Services [Member]
Revenue, Major Customer [Line Items]
Revenues	13,469	23,440
Digital Solutions And Other Services [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenues	13,469	23,440
Segment results	9,126	21,299
Digital Solutions And Other Services [Member] | from contract with customers [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenues	13,469	23,440
Digital Solutions And Other Services [Member] | others [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenues	0	0
Media And Entertainment [Member]
Revenue, Major Customer [Line Items]
Revenues	14,474	7,620
Media And Entertainment [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenues	14,474	7,620
Segment results	3,239	2,725
Media And Entertainment [Member] | from contract with customers [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenues	14,474	7,620
Media And Entertainment [Member] | others [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenues	0	0
Hotel operations, hospitality and VIP services [Member]
Revenue, Major Customer [Line Items]
Revenues	10,301
Hotel operations, hospitality and VIP services [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenues	10,301
Segment results	2,106
Hotel operations, hospitality and VIP services [Member] | from contract with customers [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenues	10,301
Hotel operations, hospitality and VIP services [Member] | others [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenues	0
Strategic Investment [Member]
Revenue, Major Customer [Line Items]
Revenues	92,670	69,806	92,280
Strategic Investment [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenues	92,670	69,806	92,280
Segment results	92,670	69,806	92,280
Strategic Investment [Member] | from contract with customers [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenues	0	0	0
Strategic Investment [Member] | others [Member] | Operating Segments [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 92,670	$ 69,806	$ 92,280